Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000159357 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000159357 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159357 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159357 | FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159357 | FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159357 | FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159357 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159357 | FR_B1K9VV904
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159357 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159357 | FR_B037HR904
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159357 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000159357 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000159357 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000159357 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000159357 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159357 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159357 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159357 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159357 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159357 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159357 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159357 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159357 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000159357 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000159357 | India
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000159357 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159357 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000159357 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159357 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159357 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159357 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159357 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101379 | FR_ACI1VLX06
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000101379 | FR_613934900
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101379 | FR_B0JGGP902
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101379 | FR_626167902
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101379 | FR_ACI2M90V9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101379 | FR_B2QKXW907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101379 | FR_610018905
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101379 | FR_663371904
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101379 | FR_ACI1QHVP8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101379 | FR_672654902
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101379 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000101379 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000101379 | India
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000088095 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088095 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000088095 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000088095 | FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088095 | FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088095 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088095 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088095 | FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088095 | FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088095 | FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088095 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088095 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000088095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000088095 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000088095 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000088095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000088095 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088095 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088095 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088095 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088095 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000088095 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000088095 | India
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000088095 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088095 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088095 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088095 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088095 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088095 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088095 | China
Holdings [Line Items]
Percent of Net Asset Value	26.90%